RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.    RELATED PARTY TRANSACTIONS

Related parties are those entities that directly, or indirectly through other entities, have control over another, are under the same controlling party or may have significant influence on another entity’s financial or operating decisions.

The Group controls another entity when it has power over other entities’ financial and operating decisions and also receives benefits from such entity. The subsidiaries that the Group has control are detailed in Note 1.2. On the other hand, the Group considers that it has joint control when there is an agreement to share control of an entity and decisions about relevant activities require unanimous consent of the parties sharing control.

Finally, those cases in which the Group has significant influence is due to the power to influence the financial and operating decisions of another entity but not being able to exercise control over them. To determine these situations, not only the legal aspects are observed, but also the nature and substantiation of the relationship.

Furthermore, the key personnel of the Group’s Management (Board of Directors members and Managers of the Group and its subsidiaries) are considered as related parties.

Controlling Interest

Mr. Julio Patricio Supervielle is the main shareholder of the Group. Julio Patricio Supervielle´s interest in share capital and votes of the Group as of December 31, 2021 and December 31, 2020 is 35.12% and 35.12%; respectively.

Remuneration of key personnel

The remuneration received by the key personnel of the Group as of December 31, 2021 and 2020 amounts to 757.2 million and 948.97 million respectively.

Transactions with related parties

The financings, including those that were restructured, were granted in the normal course of business and on substantially the same terms, including interest rates and guarantees, as those in force at the time to grant credit to non-related parties. Likewise, they did not imply a risk of bad debts greater than normal nor did they present any other type of unfavorable conditions.

The following table presents the aggregate amounts of total consolidated financial exposure of the Bank to related parties, the number of recipients, the average amounts and the single largest exposures as of December 31, 2021 and 2020:

	As of	As of
	December 31, 2021	December 31, 2020
Aggregate total financial exposure	476,728	242,271
Number of recipient related parties	79	80
(a) Individuals	69	71
(b) Companies	10	9
Average total financial exposure	6,035	3,028
Single largest exposure	446,417	933,426